Borrowings and Debentures - Convertible Bonds (Detail) - 12 months ended Dec. 31, 2023 - Convertible instruments [member] $ / shares in Units, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($) $ / shares
Series 1 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 3,868	$ 3,000
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to theissued amount	Lump-sum repayment at maturity with accrued interest added to theissued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequentinvestments	Registered common stock or securities identical to subsequentinvestments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions
Series 2 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 3,868	$ 3,000
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to theissued amount	Lump-sum repayment at maturity with accrued interest added to theissued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequentinvestments	Registered common stock or securities identical to subsequentinvestments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions
Series 3 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 2,579	$ 2,000
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to theissued amount	Lump-sum repayment at maturity with accrued interest added to theissued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequentinvestments	Registered common stock or securities identical to subsequentinvestments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions
Series 4 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 10,444	$ 8,100
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to theissued amount	Lump-sum repayment at maturity with accrued interest added to theissued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequentinvestments	Registered common stock or securities identical to subsequentinvestments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions
Series 5 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 20,824	$ 16,150
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to theissued amount	Lump-sum repayment at maturity with accrued interest added to theissued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequentinvestments	Registered common stock or securities identical to subsequentinvestments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions	Exercisable from January 1, 2025, in case of non-fulfillment of certainconditions
Series 6 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 9,993	$ 7,750
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to the issued amount	Lump-sum repayment at maturity with accrued interest added to the issued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequent investments	Registered common stock or securities identical to subsequent investments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions
Series 7 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Total amount of convertible bonds authorized	₩ 10,315	$ 8,000
Coupon rate		0.00%
Repayment of interest and principal	Lump-sum repayment at maturity with accrued interest added to the issued amount	Lump-sum repayment at maturity with accrued interest added to the issued amount
Convertible period	Until the maturity date or the mandatory conversion date	Until the maturity date or the mandatory conversion date
Type of shares to be issued upon conversion	Registered common stock or securities identical to subsequent investments	Registered common stock or securities identical to subsequent investments
Conversion ratio	100.00%	100.00%
Conversion price		$ 410.22
Early redemption right	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions	Exercisable from January 1, 2025, in case of non-fulfillment of certain conditions
From january to three years from issue date [member] | Series 1 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
From january to three years from issue date [member] | Series 2 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
From january to three years from issue date [member] | Series 3 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
From january to three years from issue date [member] | Series 4 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
From january to three years from issue date [member] | Series 5 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
From january to three years from issue date [member] | Series 6 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
From january to three years from issue date [member] | Series 7 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		4.00%
Until maturity [member] | Series 1 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%
Until maturity [member] | Series 2 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%
Until maturity [member] | Series 3 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%
Until maturity [member] | Series 4 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%
Until maturity [member] | Series 5 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%
Until maturity [member] | Series 6 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%
Until maturity [member] | Series 7 [Member]
Disclosure Of Convertible Bonds Detailed [Line Items]
Coupon rate		8.00%